ASSETS HELD FOR SALE (Narrative) (Details) - CAD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 13, 2018	Sep. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of shares of investment sold					43.7
Non-Core Midstream and Power Assets in Canada [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate purchase price				$ 165.0
Assets held for sale		$ 102.1		102.1
Liabilities held for sale		$ 10.8		10.8
Number of shares of investment sold		43.7
Northwest Hydro Facilities [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets held for sale	$ 1,350.2
Liabilities held for sale	$ 160.6
Equity Method Investment, Ownership Percentage	55.00%
Proceeds from Sale of Property Held-for-sale	$ 1,370.0
Annual Payments Related To Assets Held For Sale	$ 11.0
Electricity purchase agreement term					60 years
Architect of the Capitol (AOC) Project [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Pretax provision			$ 6.0
Assets held for sale			76.6		$ 76.6
Property, Plant and Equipment [Member] | Non-Core Midstream and Power Assets in Canada [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Pretax provision				121.4
Intangible Assets [Member] | Non-Core Midstream and Power Assets in Canada [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Pretax provision				0.5
Goodwill [Member] | Non-Core Midstream and Power Assets in Canada [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Pretax provision				$ 5.1
Held-For-Sale [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Assets held for sale			1,528.9		1,528.9	$ 6.0
Liabilities held for sale			$ 171.4		$ 171.4	$ 0.3